Freight Tax and Other Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jan. 01, 2019	Sep. 30, 2018	Jan. 01, 2018
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits	$ 35,749	$ 35,749		$ 49,579	$ 35,792	$ 32,059
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions		(14,507)	$ (2,047)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations		(812)	0
Tax Adjustments, Settlements, and Unusual Provisions	15,200
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions		1,489	$ 1,686
Settlement with Taxing Authority [Member]
Income Tax Contingency [Line Items]
Taxes Payable, Current	$ 8,600	$ 8,600